Additional disclosure requirements	6 Months Ended
Jun. 30, 2026
Parent Company Financial Statements And Preference Shares And Preferred Securities [Abstract]
Additional disclosure requirements	Additional disclosure requirements
This note includes relevant information about additional disclosure requirements.
17.1    Parent company financial statements
Below are the summarised unaudited condensed balance sheets of Banco Santander, S.A. as of 30 June 2026 and 31 December 2025. In the financial information of the Parent, investments in subsidiaries, jointly controlled entities and associates are recorded at cost. As of 31 December 2025 we reclassified the assets associated with the businesses held for sale in Poland from 'Investment in affiliated companies' to 'Non-current assets held for sale' under the 'Other assets' item. See note 2 above.

UNAUDITED CONDENSED BALANCE SHEETS	30 June 2026	31 December 2025
(Parent company only)	(EUR million)
Assets
Cash and due from banks	126,198	144,292
Of which:
To bank subsidiaries	14,622	11,517
Trading account assets	184,891	154,939
Investment securities	109,138	91,217
Of which:
To bank subsidiaries	12,994	13,607
To non-bank subsidiaries	1,639	1,697
Net Loans and leases	354,613	323,253
Of which:
To non-bank subsidiaries	23,115	23,340
Investment in affiliated companies	101,780	98,317
Of which:
To bank subsidiaries	74,510	71,796
To non-bank subsidiaries	27,270	26,521
Premises and equipment, net	5,728	5,825
Other assets	14,790	18,941
Total assets	897,138	836,784

Liabilities
Deposits	419,537	415,898
Of which:
To bank subsidiaries	10,856	8,773
To non-bank subsidiaries	31,748	26,412
Short-term debt	172,032	129,462
Long-term debt	118,829	114,756
Total debt	290,860	244,218
Of which:
To bank subsidiaries	6,281	3,994
To non-bank subsidiaries	1,374	1,363
Other liabilities	101,657	94,325
Total liabilities	812,055	754,441

Stockholders' equity
Capital stock	7,345	7,345
Retained earnings and other reserves	77,739	74,998
Total stockholders' equity	85,084	82,343

Total liabilities and Stockholders’ Equity	897,138	836,784
Below are the summarised unaudited condensed statements of income of Banco Santander, S.A. for the periods ended 30 June 2026 and 2025. Results associated with the businesses held for sale in Poland have been reclassified to 'Income/(charges) after tax from discontinued operations' for both periods. See note 2 above.

UNAUDITED CONDENSED STATEMENTS OF INCOME	Six months ended	Six months ended
(Parent company only)	30 June 2026	30 June 2025
	(EUR million)
Interest income	16,054	15,769
Interest from earning assets	13,368	12,900
Dividends from affiliated companies	2,686	2,869
Of which:
From bank subsidiaries	2,263	2,394
From non-bank subsidiaries	423	475

Interest expense	(9,122)	(9,344)
Interest income / (charges)	6,932	6,425
Provision for credit losses	(666)	(606)
Interest income / (charges) after provision for credit losses	6,265	5,819
Non-interest income:	3,179	3,292
Non-interest expense:	(4,264)	(3,852)
Income before income taxes	5,180	5,259
Tax expense or income from continuing operations	(597)	(524)
Income/ (charges) for the period from continuing operations	4,583	4,735
Income/ (charges) after tax from discontinued operations	4,043	856
Net income	8,626	5,591
Below are the summarised unaudited condensed statements of comprehensive income of Banco Santander, S.A. for the periods ended 30 June 2026 and 2025.

UNAUDITED CONDENSED STATEMENTS OF	Six months ended	Six months ended
COMPREHENSIVE INCOME (Parent company only)	30 June 2026	30 June 2025
	(EUR million)

NET INCOME	8,626	5,591
OTHER COMPREHENSIVE INCOME	126	224
Items that may be reclassified subsequently to profit or loss	90	38
Hedging instruments (items not designated)	—	—
Revaluation gains (losses)	—	—
Amounts transferred to income statement	—	—
Other reclassifications	—	—
Debt instruments at fair value with changes in other comprehensive income	(43)	70
Revaluation gains (losses)	(27)	6
Amounts transferred to income statement	(16)	64
Other reclassifications	—	—
Cash flow hedges:	103	(65)
Revaluation gains/(losses)	94	(62)
Amounts transferred to income statement	9	(3)
Amounts transferred to initial carrying amount of hedged items	—	—
Other reclassifications	—	—
Hedges of net investments in foreign operations:	(114)	280
Revaluation gains (losses)	(114)	280
Amounts transferred to income statement	—	—
Other reclassifications	—	—
Exchange differences	119	(291)
Revaluation gains (losses)	119	(291)
Amounts transferred to income statement	—	—
Other reclassifications	—	—
Non-current assets held for sale	—	—
Income tax	25	44
Items that will not be reclassified to profit or loss:	37	186
Actuarial gains/(losses) on pension plans	—	24
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	—	—
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	25	144
Gains or losses resulting from the accounting for hedges of equity instruments measured at fair value through other comprehensive income, net	—	—
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedged item)	44	(95)
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedging instrument)	(44)	95
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	17	40
Income tax relating to items that will not be reclassified	(5)	(22)
TOTAL COMPREHENSIVE INCOME	8,752	5,815
Below are the summarised unaudited condensed cash flow statements of Banco Santander, S.A. for the periods ended 30 June 2026 and 2025.

UNAUDITED CONDENSED CASH FLOW STATEMENTS	Six months ended	Six months ended
(Parent company only)	30 June 2026	30 June 2025
	(EUR million)
1. Cash flows from operating activities
Consolidated profit	8,626	5,591
Adjustments to profit	(5,243)	1,254
Net increase/decrease in operating assets	(81,200)	(15,128)
Net increase/decrease in operating liabilities	53,603	3,812
Reimbursements/payments of income tax	(133)	926
Total net cash flows from operating activities (1)	(24,347)	(3,545)

2. Cash flows from investing activities
Investments (-)	(3,446)	(1,334)
Divestments (+)	9,999	4,186
Total net cash flows from investment activities (2)	6,553	2,852

3. Cash flows from financing activities
Issuance of own equity instruments	—	—
Disposal of own equity instruments	549	316
Acquisition of own equity instruments	(4,350)	(1,903)
Issuance of debt securities	2,327	305
Redemption of debt securities	(2,212)	(3,802)
Dividends paid	(1,801)	(1,643)
Issuance/Redemption of equity instruments	—	—
Other collections/payments related to financing activities	(68)	(144)
Total net cash flows from financing activities (3)	(5,555)	(6,871)

4. Effect of exchange rate changes on cash and cash equivalents (4)	680	(4,070)

5. Net increase/decrease in cash and cash equivalents (1+2+3+4)	(22,670)	(11,634)
Cash and cash equivalents at beginning of period	74,786	97,457
Cash and cash equivalents at end of period	52,116	85,823
17.2    Preference Shares and Preferred Securities
The following table shows the balance of the preference shares and preferred securities as of 30 June 2026 and 31 December 2025:

	30 June 2026	31 December 2025
	(EUR million)
Preference shares	204	201
Preferred securities	9,912	10,103
Total at period-end	10,116	10,304
Both preference shares and preferred securities are recorded under the “Financial liabilities at amortized cost – Subordinated Liabilities” caption in the consolidated balance sheet as of 30 June 2026 and 31 December 2025.
Preference shares include the financial instruments issued by the consolidated companies which, although equity for legal purposes, do not meet the requirements for classification as equity in the financial statements. These shares do not carry any voting rights and are non-cumulative.
Preference shares include non-cumulative preferred non-voting shares issued by Santander UK plc.
Preferred securities include non-cumulative preferred non-voting securities issued by Banco Santander, S.A.
For the purposes of payment priority, preferred securities are junior to all general creditors and to subordinated deposits. The payment of dividends on these securities, which have no voting rights, is conditional upon obtaining sufficient distributable profit and upon the limits imposed by Spanish banking regulations on equity.
Preference shares and preferred securities are perpetual securities and there is no obligation that requires the Group to redeem them. All securities have been fully subscribed by third parties outside the Group.
Santander Finance Preferred, S.A. (Unipersonal), issuer of registered securities guaranteed by Banco Santander, S.A. until November 2017, merged on that date with Banco Santander, S.A.
For further information, see note 23.c. to our consolidated financial statements in Part 1 of our Annual Report on Form 20-F for the year ended 31 December 2025 filed with the SEC on 27 February 2026, as superseded by the information and the audited financial statements included in the Form 6-K filed with the SEC on 1 April 2026, and note 9.b. to our consolidated financial statements in Part 1 of this report.

	Outstanding at 30 June 2026
		Amount in
Preference Shares		currency	Interest rate	Redemption
Issuer/Date of issue	Currency	(million)		Option (A)
Santander UK plc, October 1995	Pounds Sterling	80.3	10.375%	No option
Santander UK plc, February 1996	Pounds Sterling	80.3	10.375%	No option

	Outstanding at 30 June 2026
		Amount in
Preferred Securities		currency	Interest rate		Maturity date
Issuer/Date of issue	Currency	(million)

Banco Santander, S.A.
Banco Santander, S.A., May 2021	US Dollar	298.3	4.75%	(B)	Perpetuity
Banco Santander, S.A., May 2021	Euro	750.0	4.125%	(C)	Perpetuity
Banco Santander, S.A., September 2021	Euro	1,000.0	3.625%	(D)	Perpetuity
Banco Santander, S.A., November 2023	US Dollar	1,150.0	9.625%	(E)	Perpetuity
Banco Santander, S.A., November 2023	US Dollar	1,349.9	9.625%	(F)	Perpetuity
Banco Santander, S.A., May 2024	Euro	1,500.0	7.00%	(G)	Perpetuity
Banco Santander, S.A., August 2024	US Dollar	1,499.8	8.00%	(H)	Perpetuity
Banco Santander, S.A., July 2025	Euro	1,500.0	6.00%	(I)	Perpetuity
Banco Santander, S.A., June 2026	US Dollar	1,497.4	7.25%	(J)	Perpetuity
Santander Finance Preferred, S.A. (Unipersonal), September 2004	Euro	143.7	€CMS 10 +0.05% subject to a maximum distribution of 8% per annum		Perpetuity
A.From these dates the issuer can redeem the shares, subject to prior authorization by the national supervisor.
B.Payment is subject to certain conditions and to the discretion of Banco Santander. The 4.750% interest rate is set for the first six years, revised every 5 years thereafter by applying a margin of 375.3 basis points over the 5-year UST rate.
C.Payment is subject to certain conditions and to the discretion of Banco Santander. The 4.125% interest rate is set for the first seven years, revised every 5 years thereafter by applying a margin of 431.1 basis points over the applicable 5-year Euro Mid-Swap Rate.
D.Payment is subject to certain conditions and to the discretion of Banco Santander. The 3.625% interest rate is set for the first eight years, revised every 5 years thereafter by applying a margin of 376 basis points over the 5-year Mid-Swap Rate.
E.Payment is subject to certain conditions and to the discretion of Banco Santander. The 9.625% interest rate is set for the first five years and six months, revised every 5 years thereafter by applying a margin of 530.6 basis points on the 5-year UST rate.
F.Payment is subject to certain conditions and to the discretion of Banco Santander. The 9.625% interest rate is set for the first ten years, revised every 5 years thereafter by applying a margin of 529.8 basis points on the 5-year UST rate.
G.Payment is subject to certain conditions and to the discretion of Banco Santander. The 7.00% interest rate is set for the first six years, revised every 5 years thereafter by applying a margin of 443.2 basis points on the 5-year Mid-Swap rate.

H.Payment is subject to certain conditions and to the discretion of Banco Santander. The 8.00% interest rate is set for the first ten years, revised every 5 years thereafter by applying a margin of 391.1 basis points on the 5-year Mid-Swap rate.

I.Payment is subject to certain conditions and to the discretion of Banco Santander. The 6.00% interest rate is set for the first six years, revised every 5 years thereafter by applying a margin of 381.9 basis points on the 5-year Mid-Swap rate.

J.Payment is subject to certain conditions and to the discretion of Banco Santander. The 7.25% interest rate is set for the first ten years, revised every 5 years thereafter by applying a margin of 283.7 basis points on the 5-year UST rate.